Corporate and Group Information - Schedule of Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024 CNY (¥)
Suzhou Ascentage Pharma Co., Ltd. (“Suzhou Yasheng”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Place and date of incorporation/ registration and place of business	PRC/Mainland China June 1, 2016	[1],[2]
Nominal value of issued/registered share capital	¥ 2,000,000,000	[1],[2]
Percentage of equity interests attributable to the Company Direct		[1],[2]
Percentage of equity interests attributable to the Company Indirect	100.00%	[1],[2]
Principal business	Medical research and development	[1],[2]
Guangzhou Healthquest Pharma Co., Ltd. (“Healthquest Pharma”) [Member ]
Schedule of Principal Subsidiaries [Line Items]
Place and date of incorporation/ registration and place of business	PRC/Mainland China July 3, 2012	[1],[2]
Nominal value of issued/registered share capital	¥ 150,000,000	[1],[2]
Percentage of equity interests attributable to the Company Direct		[1],[2]
Percentage of equity interests attributable to the Company Indirect	100.00%	[1],[2]
Principal business	Clinical development and sale of products	[1],[2]
Ascentage Pharma Group Inc. [Member]
Schedule of Principal Subsidiaries [Line Items]
Place and date of incorporation/ registration and place of business	United States of America (“United States”) November 4, 2015
Nominal value of issued/registered share capital	¥ 15.000
Percentage of equity interests attributable to the Company Direct
Percentage of equity interests attributable to the Company Indirect	100.00%
Principal business	Clinical trials
Shanghai Centagen Pharma Co., Ltd. [Member]
Schedule of Principal Subsidiaries [Line Items]
Place and date of incorporation/ registration and place of business	PRC/Mainland China January 27, 2022	[1],[2]
Nominal value of issued/registered share capital	¥ 30,000,000	[1],[2]
Percentage of equity interests attributable to the Company Direct		[1],[2]
Percentage of equity interests attributable to the Company Indirect	100.00%	[1],[2]
Principal business	Sale of products	[1],[2]
Suzhou Shenghe Innovation Works Biotech Co., Ltd. [Member]
Schedule of Principal Subsidiaries [Line Items]
Place and date of incorporation/ registration and place of business	PRC/Mainland China September 21, 2022	[1],[2]
Nominal value of issued/registered share capital	¥ 500,000	[1],[2]
Percentage of equity interests attributable to the Company Direct		[1],[2]
Percentage of equity interests attributable to the Company Indirect	100.00%	[1],[2]
Principal business	Rental of buildings to group companies	[1],[2]

[1]	The English names of the companies registered in the PRC represent the best efforts made by the management of the Company in directly translating the Chinese names of these companies as no English names have been registered.
[2]	These entities are limited liability companies established in the PRC.